Classification of Financial Instruments - Classification of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents	₩ 2,029,584	₩ 1,810,129	₩ 1,358,345	₩ 2,369,739
Categories of current financial assets
Current financial assets at fair value through profit or loss	1,196,101	131,385
Current financial assets at amortized costs	13,149	12,302
Current Derivative assets	29,525	27,618
Other financial assets	1,561,445	1,415,204
Trade and other receivables	7,918,470	7,701,452
Total current financial assets And Cash and cash equivalents	12,748,274	11,098,090
Non-Financial Assets
Non-current financial assets at fair value through profit or loss	685,281	615,876
Non-current financial assets at fair value through other comprehensive income	358,559	379,170
Non-current financial assets at amortized costs	1,273	1,307
Non-current Derivative assets	136,888	283,415
Other financial assets	1,290,820	1,283,730
Trade and other receivables	1,861,569	2,002,297
Total non-current financial assets	4,334,390	4,565,795
Total financial assets	17,082,664	15,663,885
Financial assets at fair value through profit or loss
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	1,196,101	131,385
Current financial assets at amortized costs	0	0
Current Derivative assets	18,332	21
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	1,214,433	131,406
Non-Financial Assets
Non-current financial assets at fair value through profit or loss	685,281	615,876
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	92,432	165,183
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	777,713	781,059
Total financial assets	1,992,146	912,465
Financial assets at fair value through other comprehensive income
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	0	0
Current Derivative assets	0	0
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	0	0
Non-Financial Assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	358,559	379,170
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	0	0
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	358,559	379,170
Total financial assets	358,559	379,170
Financial assets at amortized cost
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents	2,029,584	1,810,129
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	13,149	12,302
Current Derivative assets	0	0
Other financial assets	1,561,445	1,415,204
Trade and other receivables	7,918,470	7,701,452
Total current financial assets And Cash and cash equivalents	11,522,648	10,939,087
Non-Financial Assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	1,273	1,307
Non-current Derivative assets	0	0
Other financial assets	1,290,820	1,283,730
Trade and other receivables	1,861,569	2,002,297
Total non-current financial assets	3,153,662	3,287,334
Total financial assets	14,676,310	14,226,421
Derivative assets (applying hedge accounting)
Disclosure of Classification by categories of financial assets [Line Items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	0	0
Current Derivative assets	11,193	27,597
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	11,193	27,597
Non-Financial Assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	44,456	118,232
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	44,456	118,232
Total financial assets	₩ 55,649	₩ 145,829